Financial assets held for trading (Tables)	12 Months Ended
Dec. 31, 2017
Financial Assets Held For Trading
Disclosure of detailed information about financial assets held for trading [text block]

(€ million)	December 31, 2017	December 31, 2016
Quoted bonds issued by sovereign states	1,022	996
Other	4,990	5,170
	6,012	6,166

The breakdown by currency is provided below:

(€ million)	December 31, 2017	December 31, 2016
Euro	4,232	4,319
U.S. dollar	1,025	699
Swiss franc	461	413
British pound	198	632
Australian dollar	79	51
Canadian dollar	17	52
	6,012	6,166

Analysis of credit exposures using external credit grading system [text block]

The breakdown by issuing entity and credit rating is presented below:

	Nominal value (€ million)	Fair Value (€ million)	Rating – Moody’s	Rating – S&P
Quoted bonds issued by sovereign states
Fixed rate bonds
Italy	478	477	Baa2	BBB
Poland	53	52	A2	BBB+
United States of America	53	45	Aaa	AA+
Spain	45	41	Baa2	BBB+
Slovenia	33	34	Baa1	A+
Japan	25	21	A1	A+
Ireland	10	10	A2	A+
Canada	11	9	Aaa	AAA
Chile	8	9	Aa3	A+
Slovakia	5	4	A2	A+
Sweden	4	4	Aaa	AAA
Netherlands	2	2	Aaa	AAA
South Korea	1	1	Aa2	AA
	728	709
Floating rate bonds
Italy	300	304	Baa2	BBB
Belgium	7	7	Aa3	AA
United States of America	2	2	Aaa	AA+
	309	313
Total quoted bonds issued by sovereign states	1,037	1,022
Other Bonds
Fixed rate bonds
Quoted bonds issued by industrial companies	2,036	1,922	from Aaa to Baa3	from AAA to BBB-
Quoted bonds issued by financial and insurance companies	1,437	1,409	from Aaa to Baa3	from AAA to BBB-
Quoted bonds issued by supranational institutions	28	25	from Aaa to Aa3	from AAA to AA-
	3,501	3,356
Floating rate bonds
Quoted bonds issued by financial and insurance companies	840	842	from Aaa to Baa3	from AAA to BBB-
Quoted bonds issued by industrial companies	789	754	from Aaa to Baa3	from AAA to BBB-
Quoted bonds issued by supranational institutions	45	38	from Aaa to Aa3	from AAA to AA-
	1,674	1,634
Total other bonds	5,175	4,990
Total other financial assets held for trading	6,212	6,012